Mobile Financial Services activities - Fair value of financial liabilities (Details) - Operating segments [member] - Mobile Finance Services - Financial liabilities at amortised cost, category [member] - Debts [member]
€ in Millions
12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (3,188)
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (3,188)